Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have developed and implemented a cybersecurity risk management program designed to protect the confidentiality, integrity and availability of our critical systems and information. To protect our systems and information from cybersecurity threats, we use a variety of security tools and techniques, including a bug bounty program, to prevent, detect, investigate, contain escalate and recover from identified vulnerabilities and security incidents.

Our cybersecurity risk management program is integrated into our overall enterprise risk management program and shares overlapping methodologies and reporting channels that apply across the enterprise risk management program to other risk areas.

Our cybersecurity risk management program entails an information security policy that outlines our information security practices and procedures to maintain investor confidence and to protect the confidentiality, integrity and availability of the information we handle and also the use of internal and external resources, such as consultants, where appropriate to assess, test, and otherwise assist with security controls.

Our board of directors deems cybersecurity as coming under its risk oversight function and has delegated to the audit committee oversight of our cybersecurity and data protection program. Our audit committee is responsible for oversight and monitoring risk. Management informs the audit committee of any risks during committee meetings. As of the date of this report, we are not aware of any past or potential material cybersecurity threats to our business strategy, results of operations, and financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management program is integrated into our overall enterprise risk management program and shares overlapping methodologies and reporting channels that apply across the enterprise risk management program to other risk areas.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors deems cybersecurity as coming under its risk oversight function and has delegated to the audit committee oversight of our cybersecurity and data protection program.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee is responsible for oversight and monitoring risk. Management informs the audit committee of any risks during committee meetings.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Role of Management [Text Block]	Management informs the audit committee of any risks during committee meetings.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	As of the date of this report, we are not aware of any past or potential material cybersecurity threats to our business strategy, results of operations, and financial condition.